Summary of Significant Accounting Policies - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Assets
Total Assets	¥ 970,771	¥ 1,837,448
Non Marketable Equity Investments [Member]
Assets
Total Assets	856,211	86,501
Wealth Management Products [Member]
Assets
Total Assets	114,560	1,694,660
Financial guarantee derivative [Member]
Assets
Total Assets		56,287
Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets	114,560	1,694,660
Fair Value, Inputs, Level 2 [Member] | Wealth Management Products [Member]
Assets
Total Assets	114,560	1,694,660
Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets	856,211	142,788
Fair Value, Inputs, Level 3 [Member] | Non Marketable Equity Investments [Member]
Assets
Total Assets	¥ 856,211	86,501
Fair Value, Inputs, Level 3 [Member] | Financial guarantee derivative [Member]
Assets
Total Assets		¥ 56,287